NOTE 6. SHAREHOLDER'S EQUITY	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
NOTE 6. SHAREHOLDER'S EQUITY

NOTE 6. SHAREHOLDER'S EQUITY

The stockholders' equity section of the Company contains the following classes of capital stock as of September 30, 2017:

Common stock, $ 0.001 par value: 500,000,000 shares authorized; 126,740,708 shares issued and outstanding;

Preferred stock, none: 0 shares authorized; but not issued and outstanding.